Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
6.	Inventories

	December 31,
	2018	2017
Raw materials	$4,835	$3,298
Work in progress	3,930	3,275
Finished goods	16,326	13,045
Total inventories	$25,091	$19,618

For the year ended December 31, 2018, the Company charged $2,735 of excessive fixed production overhead to cost of sales (2017 - $2,757, 2016 - $3,232).

For the year ended December 31, 2018, cost of sales includes $2,529 of inventory provision for products that are changed or are likely to expire before being sold (2017 - $1,231, 2016 - $6,377).